[LETTEHEAD]
March 10, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Transamerica Series Trust (the “Trust” or “Registrant”) (333-157009; 811-04419)
Ladies and Gentlemen:
We are filing today via the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14. The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.
The Amendment is being filed in connection with a reorganization in which Transamerica Templeton Global VP, a separate series of the Trust, will acquire all of the assets of Transamerica Capital Guardian Global VP, also a separate series of the Trust, in exchange for shares of Transamerica Templeton Global VP and the assumption by Transamerica Templeton Global VP of the liabilities of Transamerica Capital Guardian Global VP. No fees are required in connection with this filing.
The Amendment has been electronically coded to show changes from the Registration Statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) on January 29, 2009 (Accession No. 0000950144-09-000482). None of the revised disclosure contained in the Amendment represents a material change from such filing. Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).
On behalf of the Trust, it is hereby acknowledged that:
•	The Trust is responsible for the adequacy and accuracy of the disclosure in this filing;

•	The action of the Commission or its staff in acknowledging the effective date of this filing does not relieve the Trust from its responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The Trust may not assert to Commission staff comments, or changes in disclosure in response to the same, as a defense in any proceeding initiated by the Commission or any person under the federal securities laws.
Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,
/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel

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